Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Balance Sheets

As at December 31, 2018 and 2019

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	2018	2019
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$17	$1
Due from related parties*	9,578	7,696
Prepayments and other assets	29	2
Total current assets	9,624	7,699

NON-CURRENT ASSETS:
Investment in subsidiaries*	35,598	29,944
Total non-current assets	35,598	29,944
Total assets	$45,222	$37,643

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES:
Accounts payable	$162	$251
Accrued and other liabilities	117	392
Total current liabilities	279	643

NON-CURRENT LIABILITIES:
Promissory note	5,000	5,000
Total non-current liabilities	5,000	5,000

COMMITMENTS AND CONTINGENCIES	—	—

STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)	—	—
Common stock ($0.001 par value; 450,000,000 shares authorized; 21,060,190 and 21,370,280 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	21	21
Additional paid-in capital	74,767	75,154
Accumulated deficit	(34,845)	(43,175)
Total stockholders’ equity	39,943	32,000
Total liabilities and stockholders’ equity	$45,222	$37,643

* Eliminated on consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Comprehensive Loss

For the years ended December 31, 2017, 2018 and 2019

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	2017	2018	2019
Expenses:
General and administrative expenses	$(3,121)	$(2,314)	$(2,282)
Operating loss	(3,121)	(2,314)	(2,282)

Other expenses:
Interest and finance costs, net	(73)	(215)	(395)
Total other expenses, net	(73)	(215)	(395)

Equity in loss of subsidiaries*	(2,049)	(5,685)	(5,653)

Net loss	$(5,243)	$(8,214)	$(8,330)

Loss per common share, basic and diluted	$(0.28)	$(0.39)	$(0.39)

Weighted average number of shares, basic and diluted	18,461,455	20,894,202	21,161,164

* Eliminated on consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Stockholders’ Equity

For the years ended December 31, 2017, 2018 and 2019

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	Common Stock		Additional Paid-in	Accumulated	Total Stockholders’
	# of Shares	Par value	Capital	Deficit	Equity
BALANCE, January 1, 2017	18,277,893	$18	$70,123	$(21,388)	$48,753
Issuance of common stock	2,400,000	3	4,288	—	4,291
Issuance of common stock – EIP	200,000	—	—	—	—
Stock compensation	—	—	355	—	355
Net loss	—	—	—	(5,243)	(5,243)
BALANCE, December 31, 2017	20,877,893	$21	$74,766	$(26,631)	$48,156
Net proceeds from the issuance of common stock	182,297	—	1	—	1
Net loss	—	—	—	(8,214)	(8,214)
BALANCE, December 31, 2018	21,060,190	$21	$74,767	$(34,845)	$39,943
Net proceeds from the issuance of common stock	214,828	—	274	—	274
Issuance of common stock under the promissory note	95,262	—	113	—	113
Net loss	—	—	—	(8,330)	(8,330)
BALANCE, December 31, 2019	21,370,280	$21	$75,154	$(43,175)	$32,000

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Cash Flows

For the years ended December 31, 2017, 2018 and 2019

(Expressed in thousands of U.S. Dollars)

	2017	2018	2019
Cash flows from operating activities:
Net loss	$(5,243)	$(8,214)	$(8,330)
Adjustments to reconcile net loss to net cash from operating activities:
Stock compensation	355	—	—
Equity in loss of subsidiaries *	2,049	5,685	5,653
Issuance of common stock under the promissory note	—	—	113

Changes in assets and liabilities:
Due from related parties	(572)	(206)	1,882
Prepayments and other assets	(77)	13	27
Accounts payable	(34)	182	33
Due to related parties	1,678	—	—
Accrued and other liabilities	22	(46)	275
Net cash used in operating activities	$(1,822)	$(2,586)	$(347)

Cash flows from investing activities:
Net cash provided by investing activities	$—	$—	$—

Cash flows from financing activities:
Gross proceeds from issuance of common stock	4,800	315	354
Common stock offering costs	(414)	(407)	(23)
Net cash provided by / (used in) financing activities	$4,386	$(92)	$331

Net increase / (decrease) in cash and cash equivalents and restricted cash	2,564	(2,678)	(16)

Cash and cash equivalents and restricted cash at the beginning of the year	131	2,695	17

Cash and cash equivalents and restricted cash at the end of the year	$2,695	$17	$1

SUPPLEMENTAL INFORMATION:
Cash paid for interest	$69	$174	$-
Non-cash financing activities – increase in promissory note	2,500	-	-
Non-cash financing activities – issuance of common stock under the promissory note	-	-	113
Unpaid portion for Common stock offering costs	-	-	57

* Eliminated in consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

For years ended December 31, 2017, 2018 and 2019

(Expressed in thousands of U.S. Dollars, except for share and per share data)

In the condensed financial information of Pyxis, Pyxis’ investment in subsidiaries is stated at cost plus equity in undistributed earnings / losses of subsidiaries. During the years ended December 31, 2017, 2018 and 2019, Pyxis did not receive any dividend distributions from its subsidiaries.

The lender of Sixthone and Seventhone requires the ratio of the Company’s total liabilities to market value adjusted total assets not to exceed 65%. This requirement is only applicable in order to assess whether the two Vessel-owning companies are entitled to distribute dividends to Pyxis. As of December 31, 2018 and 2019, the requirement was not met as such ratio was 68%, or 3% higher than the required threshold. The aggregate net assets of Sixthone and Seventhone as at December 31, 2019 were approximately $26.6 million. The restrictions on the net assets will be lifted upon full repayment of the debt to the lender or if we are in compliance with the market value adjusted total assets covenant. As discussed in Note 7, until the Company cures such non-compliance, neither Sixthone nor Seventhone will be permitted to make dividend distributions. Other than the above, there are no legal or regulatory restrictions on Pyxis’ ability to obtain funds from its subsidiaries through dividends, loans or advances.

The condensed financial information of Pyxis, as parent company only, should be read in conjunction with the Company’s consolidated financial statements.